NOTE 3 - ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]	The Company's accounts receivable, net, at December 31, consisted of the following:

	December 31,
Category	2015	2014

Trade receivables	$1,360,929	$1,101,279
Other receivables	26,360	53,227
Elimination of unpaid deferred revenue	(861,024)	(716,495)
Allowance for doubtful accounts	(100,000)	(214,389)

Total Accounts Receivable	$426,265	$223,622